Net Loss Per Share - Calculation (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net loss	$ (52,162)	$ (24,825)	$ (127,007)	$ (101,552)	$ (91,622)
Denominator:
Weighted-average shares used in computing net loss per share of common stock, basic (in shares)	6,746	4,419	4,913	4,052	2,831
Weighted-average shares used in computing net loss per share of common stock, diluted (in shares)	6,746	4,419	4,913	4,052	2,831
Net loss per share of common stock, basic (in dollars per share)	$ (7.73)	$ (5.62)	$ (25.85)	$ (25.06)	$ (32.36)
Net loss per share of common stock, diluted (in dollars per share)	$ (7.73)	$ (5.62)	$ (25.85)	$ (25.06)	$ (32.36)